Schedule of geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total revenues	$ 16	$ 4,055	$ 10,160
AUSTRALIA
IfrsStatementLineItems [Line Items]
Total revenues		2,591	8,670
NETHERLANDS
IfrsStatementLineItems [Line Items]
Total revenues	$ 16	$ 1,464	$ 1,490